Reversal of (provision for) credit loss allowance	12 Months Ended
Dec. 31, 2022
Provision for allowance for credit loss [Abstract]
Reversal of (provision for) credit loss allowance

36.	Reversal of (provision for) credit loss allowance
Reversal of (provision for) credit loss allowance on financial assets for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Allowance provided:
Loans at amortized cost	~~W~~	(1,290,695)	(907,070)	(1,244,424)
Other financial assets at amortized cost		(33,785)	(52,162)	(32,779)
Securities at fair value through other comprehensive income		(3,829)	(19,697)	—
Unused credit line and financial guarantee		(52,795)	—	(19,132)
Securities at amortized cost		(1,075)	(5,305)	—

		(1,382,179)	(984,234)	(1,296,335)

Allowance reversed:
Securities at fair value through other comprehensive income	~~W~~	—	—	3,748
Securities at amortized cost		—	—	291
Unused credit commitment and financial guarantee		—	9,549	—

		—	9,549	4,039

	~~W~~	(1,382,179)	(974,685)	(1,292,296)